Derivative Financial Instruments - Summary Maximum Credit Exposure by term in Petróleos Mexicanos including debt (Detail) $ in Thousands	Dec. 31, 2021 MXN ($)
Current [member] | A + [Member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	$ 0
Current [member] | A [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
Current [member] | A - [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
Current [member] | BBB + [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
Current [member] | BBB [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
Current [member] | BBB- [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
Less than 1 year [member] | A + [Member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
Less than 1 year [member] | A [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
Less than 1 year [member] | A - [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	44,932
Less than 1 year [member] | BBB + [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	73,899
Less than 1 year [member] | BBB [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
Less than 1 year [member] | BBB- [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	69,715
1 to 3 Year [member] | A + [Member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
1 to 3 Year [member] | A [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
1 to 3 Year [member] | A - [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	83,274
1 to 3 Year [member] | BBB + [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	54,272
1 to 3 Year [member] | BBB [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	23,756
1 to 3 Year [member] | BBB- [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	147,830
3-5 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	263,319
3-5 years [member] | A [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	55,216
3-5 years [member] | A - [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	102,940
3-5 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	511,591
3-5 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	629,949
3-5 years [member] | BBB- [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	124,427
5-7 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	130,333
5-7 years [member] | A [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	66,688
5-7 years [member] | A - [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	130,962
5-7 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	358,306
5-7 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	442,023
5-7 years [member] | BBB- [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	161,519
7-10 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
7-10 years [member] | A [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
7-10 years [member] | A - [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
7-10 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	122,984
7-10 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	263,718
7-10 years [member] | BBB- [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
More than 10 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
More than 10 years [member] | A [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
More than 10 years [member] | A - [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	0
More than 10 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	162,275
More than 10 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	298,349
More than 10 years [member] | BBB- [member]
Derivative Financial Instruments [line items]
Rated Credit Expsoure Debt	$ 0